Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance as of January 1	$ 193	$ 285	$ 286
Gross additions, current period	19	23	67
Gross reductions, current period		(14)	(2)
Gross additions, prior years	28	69	28
Gross reductions, prior years	(14)	(159)	(94)
Settlements		(11)
Balance as of December 31	$ 226	$ 193	$ 285